INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment- Revaluation (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Land and buildings
Property, plant and equipment
Carrying amount of land and buildings recognized if under cost model	$ 27,876,636	$ 21,161,294